ACQUISITION OF APEX (Details) (Fair Value)	Jul. 31, 2012 USD ($)	Jun. 04, 2012 APEX USD ($)	Jun. 04, 2012 APEX CAD
Assets acquired:
Accounts receivable		$ 242,992
Due from related party		411,926
Other current assets		63,456
Property and equipment		29,780
Intangible assets	630,000	4,465,890
Goodwill		2,448,969
Total assets		7,663,013
Liabilities assumed:
Accounts payable and other accrued liabilities		194,721
Unearned revenue		297,518
Deferred tax liability		1,183,927
Total liabilities assumed		1,676,166
Net assets acquired		5,986,847
Purchase consideration:
Cash paid at closing		4,801,000	5,000,000
Earn out consideration		1,185,847
Total purchase consideration		$ 5,986,847